Cover	Sep. 07, 2023
Cover [Abstract]
Entity Registrant Name	ROLLINS, INC.
Document Type	8-K
Entity Incorporation, State or Country Code	DE
Entity File Number	1-4422
Entity Tax Identification Number	51-0068479
Entity Address, Address Line One	2170 Piedmont Road, N.E.,
Entity Address, City or Town	Atlanta
Entity Address, State or Province	GA
City Area Code	(404)
Local Phone Number	888-2000
Document Period End Date	Sep. 07, 2023
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ROL
Security Exchange Name	NYSE
Entity Central Index Key	0000084839
Amendment Flag	false
Entity Address, Postal Zip Code	30324
Entity Emerging Growth Company	false